Selling and Distribution Expenses - Schedule of Selling and Distribution Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Distribution Expenses [Abstract]
Personnel expenses, note 20(b)	S/ 43,700	S/ 41,642	S/ 42,300
Third-party services	13,292	12,270	11,106
Advertising and promotion	9,140	7,548	6,417
Depreciation	5,953	2,744	2,138
Allowance for expected credit losses, note 7(e)	2,751	1,707	1,972
Other	6,574	3,658	3,442
Total selling and distribution expenses	S/ 81,410	S/ 69,569	S/ 67,375